RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Mar. 31, 2024
Disclosure of related party transactions [Abstract]
Disclosure of transactions between related parties
The Company’s outstanding balances with its equity accounted investees are as follows:

	2024	2023
Accounts receivable (Note 10)	$58.8	$59.5
Contract assets	34.2	25.6
Other non-current assets	22.9	17.1
Accounts payable and accrued liabilities (Note 17)	4.7	5.7
Contract liabilities	64.9	58.0
The Company’s transactions with its equity accounted investees are as follows:

	2024	2023
Revenue	$258.7	$223.0
Purchases	6.0	4.6
Other income	0.6	1.2
The compensation expense of key management for employee services recognized in income are as follows:

	2024	2023
Salaries, termination and other short-term employee benefits	$8.7	$7.6
Post-employment benefits – defined benefit plans	3.8	4.4
Share-based payments expense	4.4	1.7
	$16.9	$13.7